Expense Example - Innovator Emerging Markets 10 Buffer ETF - Quarterly - Innovator Emerging Markets 10 Buffer ETF - Quarterly	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	$ 284